SIGNIFICANT ACCOUNTING POLICIES New Accounting Standards (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Equity	$ 9,385	$ 11,067	$ 10,313
Increase (decrease) due to application of IFRS 15 [member]
Equity		$ 64